Impairment of Intangible Assets	6 Months Ended
Jun. 30, 2021
Impairment Of Assets [Abstract]
Impairment of Intangible Assets

B.4. IMPAIRMENT OF INTANGIBLE ASSETS
The results of impairment tests on other intangible assets led to the recognition of a net impairment loss of €178 million in the first half of 2021.
Most of the impairment losses recognized during the period related to research and development projects in the Pharmaceuticals and Vaccines segments.